Asset Retirement Obligation	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation.
Asset Retirement Obligation

6.  Asset Retirement Obligation

Asset retirement obligation primarily consists of estimated costs arising from a contractual obligation to a landlord to remove leasehold improvements from leased properties at the end of the lease contracts for its headquarters and directly-operated salons.

Reconciliation of the beginning and ending amount of asset retirement obligation for the years ended December 31, 2023 and 2022 is as follows:

	Thousands of Yen
	2023	2022
Beginning balance	¥310,929	¥298,994
Liabilities incurred	34,160	2,150
Liabilities settled	(3,838)	(14,639)
Accretion expense	3,095	24,424
Ending balance	¥344,346	¥310,929

The balances as of December 31, 2023 and 2022 are included in asset retirement obligation in the consolidated balance sheets.